NEWBUILDINGS (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NEWBUILDINGS [Abstract]
Number of VLCC Newbuilding contracts sold		5
Number of Suezmax Newbuilding contracts in place at period end		2
Installments and Newbuilding supervision fees paid	$ 0
Number of installments included in accrual for Newbuilding installments	2
Accrual for Newbuilding installments	$ 3,100,000